INCOME TAXES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Operating Loss	$ 860,447	$ 753,258
Net Deferred Tax Asset	0	0
Income Tax [Member]
Net Operating Loss	860,447	753,258	$ 661,701
Valuation Allowance	(860,447)	(753,258)	(661,701)
Net Deferred Tax Asset	$ 0	$ 0	$ 0